Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	0000756913
Amendment Flag	false
Document Creation Date	Sep 21, 2012
Document Effective Date	Sep 21, 2012
Prospectus Date	Apr 30, 2012

John Hancock Variable Insurance Trust

Supplement dated September 21, 2012

to the Prospectus dated April 30, 2012

Mutual Shares Trust

The Annual Operating Expenses for the Mutual Shares trust are amended and restated as follows to reflect this change.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fee (1)	Distribution and Service (12b-1) Fees	Other Expenses	Total Fund Operating Expenses
Series I	0.92%	0.05%	0.07%	1.04%
Series II (2)	0.92%	0.25%	0.07%	1.24%
Series NAV	0.92%	0.00%	0.07%	0.99%
(1)	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
(2)	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.    The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271
Series II	$126	$393	$681	$1,500
Series NAV	$101	$315	$547	$1,213

Strategic Income Opportunities Trust

The last sentence in the penultimate paragraph in the section entitled “Principal Investment Strategies” is amended and restated as follows:

“In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	jhvit2_SupplementTextBlock

John Hancock Variable Insurance Trust

Supplement dated September 21, 2012

to the Prospectus dated April 30, 2012

Mutual Shares Trust

The Annual Operating Expenses for the Mutual Shares trust are amended and restated as follows to reflect this change.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fee (1)	Distribution and Service (12b-1) Fees	Other Expenses	Total Fund Operating Expenses
Series I	0.92%	0.05%	0.07%	1.04%
Series II (2)	0.92%	0.25%	0.07%	1.24%
Series NAV	0.92%	0.00%	0.07%	0.99%
(1)	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
(2)	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.    The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271
Series II	$126	$393	$681	$1,500
Series NAV	$101	$315	$547	$1,213

Strategic Income Opportunities Trust

The last sentence in the penultimate paragraph in the section entitled “Principal Investment Strategies” is amended and restated as follows:

“In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.”

Mutual Shares Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhvit2_SupplementTextBlock

John Hancock Variable Insurance Trust

Supplement dated September 21, 2012

to the Prospectus dated April 30, 2012

Mutual Shares Trust

The Annual Operating Expenses for the Mutual Shares trust are amended and restated as follows to reflect this change.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fee (1)	Distribution and Service (12b-1) Fees	Other Expenses	Total Fund Operating Expenses
Series I	0.92%	0.05%	0.07%	1.04%
Series II (2)	0.92%	0.25%	0.07%	1.24%
Series NAV	0.92%	0.00%	0.07%	0.99%
(1)	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
(2)	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.    The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271
Series II	$126	$393	$681	$1,500
Series NAV	$101	$315	$547	$1,213

Strategic Income Opportunities Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhvit2_SupplementTextBlock

John Hancock Variable Insurance Trust

Supplement dated September 21, 2012

to the Prospectus dated April 30, 2012

Strategic Income Opportunities Trust

The last sentence in the penultimate paragraph in the section entitled “Principal Investment Strategies” is amended and restated as follows:

“In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 21, 2012